Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST QMA Large-Cap Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST AQR Large-Cap Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.81%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap	$83	$261	$454	$1,013

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Cohen & Steers Realty Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.82%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.052% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty	$107	$345	$601	$1,336

C.	AST Goldman Sachs Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Goldman Sachs Large-Cap Value Portfolio is revised as follows, effective June 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
+Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.79%

(1) The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2019. The Manager has also contractually agreed to waive an additional 0.015% of its investment management fee through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Large-Cap Value	$81	$259	$452	$1,011

D.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Goldman Sachs Multi-Asset Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.06%
+Acquired Fund Fees and Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.14)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.94%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.120% of its investment management fee through June 30, 2019. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$96	$330	$582	$1,305

E.	AST QMA Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST QMA Large-Cap Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST QMA Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.55%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.80%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST QMA Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST QMA Large-Cap	$82	$260	$453	$1,012

F.	AST T. Rowe Price Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST T. Rowe Price Large-Cap Value Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.67%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.94%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.90%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Value	$92	$296	$516	$1,151

AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST AQR Large-Cap Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.81%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap	$83	$261	$454	$1,013

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST AQR Large-Cap Portfolio | AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	454
10 Years	rr_ExpenseExampleYear10	$ 1,013
AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST Cohen & Steers Realty Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Cohen & Steers Realty Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.82%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.052% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty	$107	$345	$601	$1,336

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST COHEN & STEERS REALTY PORTFOLIO | AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,336
AST Goldman Sachs Large-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST Goldman Sachs Large-Cap Value Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

C.	AST Goldman Sachs Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Goldman Sachs Large-Cap Value Portfolio is revised as follows, effective June 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
+Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.79%

(1) The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2019. The Manager has also contractually agreed to waive an additional 0.015% of its investment management fee through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Large-Cap Value	$81	$259	$452	$1,011

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
AST Goldman Sachs Large-Cap Value Portfolio | AST Goldman Sachs Large-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Other Expenses	rr_OtherExpensesOverAssets	0.01%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	452
10 Years	rr_ExpenseExampleYear10	$ 1,011
AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST Goldman Sachs Multi-Asset Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

D.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Goldman Sachs Multi-Asset Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.06%
+Acquired Fund Fees and Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.14)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.94%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.120% of its investment management fee through June 30, 2019. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$96	$330	$582	$1,305

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST Goldman Sachs Multi-Asset Portfolio | AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
+Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1],[5]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	$ 1,305
AST QMA Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST QMA Large-Cap Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

E.	AST QMA Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST QMA Large-Cap Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST QMA Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.55%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.80%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST QMA Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST QMA Large-Cap	$82	$260	$453	$1,012

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST QMA Large-Cap Portfolio | AST QMA Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[6]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	$ 1,012
AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast2_SupplementTextBlock

ADVANCED SERIES TRUST

AST T. Rowe Price Large-Cap Value Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

F.	AST T. Rowe Price Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST T. Rowe Price Large-Cap Value Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.67%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.94%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.90%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Value	$92	$296	$516	$1,151

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO | AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[7]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,151

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
[2]	The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.
[3]	The Manager has contractually agreed to waive 0.052% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.
[4]	The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2019. The Manager has also contractually agreed to waive an additional 0.015% of its investment management fee through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.
[5]	The Manager has contractually agreed to waive 0.120% of its investment management fee through June 30, 2019. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.
[6]	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.
[7]	The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.